UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22499

The Cushing Renaissance Fund
(Exact name of registrant as specified in charter)

300 Crescent Court, Suite 1700
Dallas, TX 75201
(Address of principal executive offices) (Zip code)

Jerry V. Swank
300 Crescent Court, Suite 1700
Dallas, TX 75201
(Name and address of agent for service)

214-692-6334
Registrant’s telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2019

Item 1. Schedule of Investments.

The Cushing Renaissance Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2019

		Fair
Common Stock - 42.8%	Shares	Value
Chemicals - 5.6%
United States - 4.1%
Dow Inc.(1)	150,000	$6,394,500
Netherlands - 1.5%
LyondellBasell Industries NV(1)	29,000	2,244,020
		8,638,520
General Partners - 2.0%
United States - 2.0%
Enlink Midstream LLC(1)	400,000	3,176,000

Exploration & Production - 13.7%
Canada - 2.3%
Vermilion Energy, Inc.(1)	250,000	3,560,000
Netherlands - 1.6%
Royal Dutch Shell Plc(1)	45,250	2,515,900
United Kingdom - 5.1%
BP Plc(1)	212,500	7,851,875
United States - 4.7%
Brigham Minerals Inc.(1)(2)	40,000	799,600
Occidental Petroleum Corporation(1)	150,000	6,522,000
		21,249,375
Natural Gas Gatherers & Processors - 3.3%
United States - 3.3%
Targa Resources Corporation(1)	141,625	5,115,495

Refiners - 7.8%
United States - 7.8%
CVR Energy, Inc.(1)(2)	110,000	4,375,800
Phillips 66(1)	78,000	7,693,140
		12,068,940
Utilities - 4.0%
United States - 4.0%
Clearway Energy, Inc.(1)	350,000	6,195,000

YieldCo - 6.4%
United Kingdom - 4.5%
Atlantica Yield Plc(1)	295,000	7,018,050
United States - 1.9%
Pattern Energy Group Inc.(1)	110,000	2,986,500
		10,004,550

Total Common Stocks (Cost $68,555,886)		$66,447,880

Master Limited Partnerships and Related Companies - 29.3%	Units
Crude Oil & Refined Products - 5.2%
United States - 5.2%
PBF Logistics L.P.(1)	210,000	$4,368,000
Phillips 66 Partners L.P.(1)	67,500	3,710,475
		8,078,475
Exploration & Production - 3.8%
United States - 3.8%
Kimbell Partners L.P.(1)	385,000	5,898,200

Fuel Distribution - 4.6%
United States - 4.6%
Sunoco, L.P.(1)	230,000	7,215,100

Large Cap MLP - 2.1%
United States - 2.1%
Energy Transfer, L.P.(1)	240,000	3,266,400

Marine - 3.0%
Republic of the Marshall Islands - 3.0%
GasLog Partners, L.P.(1)	126,500	2,397,175
Golar LNG Partners, L.P.(1)	232,000	2,275,920
		4,673,095
Natural Gas Gatherers & Processors - 3.3%
United States - 3.3%
DCP Midstream, L.P.(1)	207,000	5,042,520

Natural Gas Transportation & Storage - 1.5%
United States - 1.5%
Tallgrass Energy, L.P.(1)	115,000	2,251,700

Upstream MLPs - 5.8%
United States - 5.8%
Black Stone Minerals L.P.(1)	120,000	1,708,800
Viper Energy Partners, L.P.(1)	251,522	7,286,592
		8,995,392

Total Master Limited Partnerships and Related Companies (Cost $45,269,696)		$45,420,882

Preferred Stock - 0.1%	Units
Upstream MLPs - 0.1%
United States - 0.1%
Mid-Con Energy Partners, L.P.	465,116	$186,046
Total Preferred Stock (Cost $999,999)		$186,046

Fixed Income - 27.0%					Principal Amount
Engineering & Construction - 3.2%
Canada - 3.2%
Panther BF Aggregator 2 LP, 8.500%, due 05/15/2027(1)(3)					5,000,000		$4,887,500

Exploration & Production - 16.6%
Canada - 3.2%
MEG Energy Corporation, 6.375%, due 01/30/2023(1)(3)					2,500,000		2,390,625
MEG Energy Corporation, 7.000%, due 03/31/2024(1)(3)					2,725,000		2,585,344
United States - 13.4%
Barrett Bill Corporationn, 8.750%, due 06/15/2025(1)					1,288,000		1,168,860
Denbury Resources, Inc., 9.250%, due 10/15/2022(1)(3)					2,500,000		2,112,500
Highpoint Operating Corporation, 7.000%, due 10/15/2022					5,250,000		4,803,750
Murphy Oil Corporation, 5.875%, due 12/01/2042(1)					5,000,000		4,375,000
QEP Resources, Inc., 5.625%, due 03/01/2026(1)					4,000,000		3,260,000
Sanchez Energy Corporation, 6.125%, due 01/15/2023(1)					5,000,000		231,250
Southwestern Energy Company, 7.750%, due 10/01/2027(1)					5,500,000		4,812,500
							25,739,829
Industrials - 0.9%
United States - 0.9%
Cleaver-Brooks, Inc., 7.875%, due 03/01/2023(1)(3)					1,500,000		1,383,750

Natural Gas Gatherers & Processors - 1.9%
United States - 1.9%
DCP Midstream, L.P., 7.375%, due 06/15/2023(1)					3,139,000		3,010,364

Refiners - 3.2%
United States - 3.2%
PBF Holding Company, LLC / PBF Finance Corporation, 7.000%, due 11/15/2023(1)					4,750,000		4,938,385

Steel Producers - 1.2%
United States - 1.2%
United States Steel Corporation, 6.875%, due 08/15/2025(1)					2,000,000		1,908,100

Total Fixed Income (Cost $49,935,848)							$41,867,928

Short-Term Investments - Investment Companies - 1.4%					Shares
United States - 1.4%
First American Government Obligations Fund - Class X, 2.03%(1)(4)					1,050,731		$1,050,731
First American Treasury Obligations Fund - Class X, 2.02%(1)(4)					1,050,731		1,050,731
Total Short-Term Investments - Investment Companies (Cost $2,101,462)							$2,101,462

Total Investments - 100.6% (Cost $166,862,891)							$156,024,198
Written Options(5) - 0.0% (Premiums received $50,831)							(9,000)
Liabilities in Excess of Other Assets - (0.6)%							(958,988)
Net Assets Applicable to Common Stockholders - 100.0%							$155,056,210

(1)	All or a portion of these securities are held as collateral pursuant to the loan agreements.
(2)	No distribution or dividend was made during the fiscal year ended August 31, 2019. As such, it is classified as a non-income producing security as of August 31, 2019.
(3)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.”  These securities have been deemed to be liquid by the Fund’s adviser under the supervision of the Board of Directors.  As of August 31, 2019, the value of these investments was $13,359,719 or 8.62% of total net assets.

(4)	Rate reported is the current yield as of August 31, 2019.
(5) Description	Exercise Price	Expiration Date	Currency	Number of Contracts	Premiums Received	Fair Value	Unrealized Appreciation (Depreciation)
Royal Dutch Shell Plc, Call Option(1)	$57.50	9/20/2019	USD	450	$50,831	$9,000	$41,831
					$50,831	$9,000	$41,831

Fair Value Measurements
Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.
		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	August 31, 2019	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$66,447,880	$66,447,880	$-	$-
Master Limited Partnerships and Related Companies (a)	45,420,882	45,420,882	-	-
Preferred Stock (a)	186,046	-	186,046	-
Total Equity Securities	112,054,808	111,868,762	186,046	-
Notes Senior Notes(a)	41,867,928	-	41,867,928	-
Total Notes	41,867,928	-	41,867,928	-
Other
Short Term Investments (a)	2,101,462	2,101,462	-	-
Total Other	2,101,462	2,101,462	-	-
Total Assets	$156,024,198	$113,970,224	$42,053,974	$-
Liabilities Written Options	$9,000	$9,000	$-	$-
Total Liabilities	$9,000	$9,000	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended August 31, 2019.

Transfers into and out of each level are measured at fair value at the end of the period. There were no transfers between any levels during the period ended August 31, 2019.
Item 2. Controls and Procedures.
(a)
The Fund’s President and Treasurer have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Fund’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Fund as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     The Cushing Renaissance Fund

By (Signature and Title)        /s/ Jerry V. Swank
Jerry V. Swank, President & Chief Executive Officer

Date         10/29/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Jerry V. Swank
 Jerry V. Swank, President & Chief Executive Officer

Date         10/29/19

By (Signature and Title)          /s/ John H. Alban
  John H. Alban, Treasurer & Chief Financial Officer

Date         10/29/19